Tax Payable - Schedule of Tax Payable Consisted (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Tax Payable Consisted Abstract
Corporate tax payable	$ 999,741	$ 962,235
VAT payable (receivable)	(80,712)	48,585
Other tax payable	10,184	10,575
Total Tax Payable	$ 929,213	$ 1,021,395